General & Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General & Administrative Expenses [Abstract]
Total Compensation to Employees and Directors	$ 10,331	$ 11,289	$ 11,655
Office and Administrative Expenses	2,633	2,449	2,147
Audit, Legal and Consultancy	1,826	1,314	3,377
Total General and Administrative Expenses	$ 14,789	$ 15,052	$ 17,180